Organization and nature of operations - Additional Information (Details) ¥ / shares in Units, ¥ in Millions	12 Months Ended
Dec. 31, 2022 CNY (¥) ¥ / shares
Organization and nature of operations
Number of year's power of attorney retained	10 years
Percentage of pre-tax operating profit	80.00%
Giganology Shenzhen
Organization and nature of operations
Termination of agreement, notice period	30 days
Agreement expiration date	2022
Automated extended period of agreement	10 years
Agreement expiration extended date	2032
Agreement between Giganology Shenzhen and Mr. Sean Shenglong Zou [Member]
Organization and nature of operations
Additional interest-free loans	¥ 20
Increase in registered capital	30
Agreement between Giganology Shenzhen and Shareholders of Shenzhen Xunlei [Member]
Organization and nature of operations
Interest-free loans	¥ 9
Call Option Agreement [Member] | Giganology Shenzhen
Organization and nature of operations
Agreement expiration date	2022
Outstanding share, purchase price per share | ¥ / shares	¥ 1
Exclusive Technology Support and Services Agreement [Member]
Organization and nature of operations
Percentage of pre-tax operating profit	20.00%
Exclusive Technology Support and Services Agreement [Member] | Giganology Shenzhen
Organization and nature of operations
Term agreement expiration year	2025
Exclusive Technology Consulting and Training Agreement [Member]
Organization and nature of operations
Percentage of pre-tax operating profit	20.00%
Software and Proprietary Technology License Contract [Member]
Organization and nature of operations
Percentage of pre-tax operating profit	40.00%